Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of presentation:
a.	Basis of presentation:
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (the “U.S. GAAP”).
Use of estimate in preparation of financial statements:
b.	Use of estimate in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars:
c.	Financial statements in United States dollars:

The functional and reporting currency of the Company is the United States dollar (the “USD” or “U.S dollar”) as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

The Company transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-U.S. dollar transactions and balances have been remeasured to U.S. dollars in accordance with ASC 830, Foreign Currency Matters (“ASC 830”) of the Financial Accounting Standards Board (the “FASB”). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-U.S. dollar currencies are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents:
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Fair Value Measurements:
e.	Fair Value Measurements:

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, other current assets, trade accounts payable, other accounts payable and short-term loans, approximate their fair value due to the short-term maturity of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1	–	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2	–	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3	–	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The convertible notes and warrant liability are classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs.

Research and development expenses:
f.	Research and development expenses:
Research and development expenses are charged to the statements of comprehensive income (loss) as incurred.
Income taxes:
g.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. As of December 31, 2025 and 2024, the Company had a full valuation allowance on its deferred tax assets.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2025 and 2024, no liability for uncertain tax positions has been recognized.

Concentrations of credit risk:
h.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are deposited in a major bank in Israel.

Management believes that the banks that hold the Company’s cash and cash equivalent are financially sound and, accordingly, minimal credit risk exists with respect to these cash and cash equivalents. The Company has no off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements.

Royalty bearing grants and non-royalty bearing grants
i.	Royalty bearing grants and non-royalty bearing grants

The Company has received grants from the Israel Innovation Authority (the “IIA”). The grants are recognized when the grant becomes receivable, provided there was reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. Future royalties will be recorded as part of costs of goods sold (see also Note 9(1)).

The Company also received non-royalty bearing grants from European Union through the European Commission Executive Agency for Small and Medium-sized Enterprises as part of the Horizon 2020 Research and Innovative Framework Programme. The non-royalty bearing grants for funding the projects are recognized as a deduction from the research and development expense once the Company submits the final report to the Programme and receives approval of the project completion, as the grantor is entitled to demand a complete reimbursement of the entire grant until the ultimate authorization of the project.

Convertible notes and short-term loans :
j.	Convertible notes and short-term loans:

Proceeds from the issuance of notes with a conversion feature or short-term loan and warrants are allocated to equity based on the intrinsic value of such conversion feature (if any) in accordance with ASC 470, Debt, with a corresponding discount on the notes or loan recorded in liabilities which is amortized in finance expense over the term of the notes or loan. The proceeds from the issuance of notes or loan with conversion features that are determined to not be beneficial are allocated entirely to liabilities.

Ordinary stock warrants
k.	Ordinary stock warrants

The Company accounts for warrants issued to investors and lenders as either equity-classified or liability-classified instruments, based on an assessment of the warrant’s specific terms and the applicable authoritative guidance in FASB ASC 480 and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, or meet all of the requirements for equity classification under FASB ASC 815, including whether the warrants are indexed to the Company’s own shares of ordinary stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. Warrants classified as lability are subject to fair value revaluation at each balance sheet date until settlement, with revaluations recognized in financial expense, net in the statements of comprehensive income (loss).

Share-based payment transactions:
l.	Share-based payment transactions:

The Company accounts for share-based compensation in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”), which requires companies to estimate the fair value of share-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statements of comprehensive income (loss).

The Company recognizes compensation expenses for the grant-date fair value of its awards granted based on the vesting attribution approach over the requisite service period of each of the awards, net of estimated forfeitures. The Company estimates forfeitures at the time of grant and revises such estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company recognizes the expense for an equity classified awards subject to performance-based milestone vesting over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the expected satisfaction of the performance conditions at each reporting date. If no explicit service period is determined, the Company estimates the implicit service period based on the timing the employee is expected to achieve the related performance condition.

The Company estimates the fair value of share options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected share price volatility was estimated based on volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations. The expected option term represents the period that the Company’s share options are expected to be outstanding. For stock options that qualify as “plain-vanilla,” the expected term is calculated using the simplified method. For stock options that do not qualify as “plain-vanilla”, the Company’s management estimated that the expected stock option term is the contractual term of the options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Contingencies
m.	Contingencies

The Company follows ASC 450-20, “Loss Contingencies”, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Basic and diluted income (loss) per share:
n.	Basic and diluted income (loss) per share:

The Company’s convertible preferred shares are participating securities and, as such, the Company computes earnings per share using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and participating securities based on their participating rights. The Company’s participating securities do not contractually require the holders of such securities to participate in the Company’s losses. As such, net loss for any period presented is not allocated to the participating securities.

Basic net income (loss) per share is computed by dividing the net income (loss) for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The diluted net income (loss) per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and the proceeds from exercise are assumed to be used to repurchase ordinary shares at the weighted-average market price of the ordinary shares during the period. The incremental ordinary shares (the difference between the shares assumed issued and the shares assumed repurchased) are included in the diluted net income (loss) per share calculation to the extent the effect is dilutive.

Net income (loss) and the weighted average number of ordinary shares used in computing basic and diluted net income (loss) per share is as follows:

	Year ended December 31,
	2025	2024	2023
Numerator:
Net income (loss)	$(13,648)	$4,801	$(4,132)
Interest accrued on convertible preferred shares	(44)	(48)	(48)
Net income (loss) available for allocation	(13,692)	4,753	(4,180)
Net income (loss) attributed to Ordinary Shares	(13,692)	279	(4,180)
Net income (loss) attributed to preferred shares	-	4,474	-

Denominator:
Number of Ordinary Shares	566,744	162,198	162,198
Number of convertible preferred shares	-	2,603,652	-
Warrants	-	-	11,310
Weighted-average shares outstanding, basic and diluted	566,744	2,765,850	173,508

Net income (loss) per share of Ordinary Shares, basic and diluted	$(24.16)	$1.72	$(24.09)
Net income (loss) per share of preferred share, basic and diluted	-	1.72	(24.09)

For purposes of the diluted net income (loss) per share calculation, options and warrants are considered to be ordinary share equivalents. In the calculation of the basic and diluted net loss, the Company included options that would be exercised for no or little consideration and are exercisable with no contingencies.

For the years ended December 31, 2025 and 2024, the number of ordinary shares equivalents presented below were excluded from the computation of diluted net income (loss) per share attributable to ordinary shares as their effect would be anti-dilutive.

For the year ended December 31, 2023, the number of Ordinary Shares equivalents presented below were excluded since the exercise prices were greater than the average market price of the ordinary shares as a result of applying the treasury stock method.

	December 31,
	2025	2024	2023

Options with an exercise price of $3.97	79,290	79,290	79,290
Over-allotment options with an exercise price of $8.00	187,500	-	-
Warrants with an exercise price of $15.20	-	167,365	167,365
Warrants with an exercise price of $5.0	349,072	-	-
Warrants with an exercise price of $10.0	62,500	-	-

Total	678,362	246,655	246,655

Accounting pronouncement recently adopted
o.	Accounting pronouncement recently adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. All disclosure requirements of ASU 2023-07 are required for entities with a single reportable segment. ASU 2023-07 is effective starting January 1, 2024 and should be applied on a retrospective basis to all periods presented. The Company has adopted this standard for the 2024 fiscal year financial statements and interim financial statements thereafter and has applied this standard retrospectively for all prior periods presented in the financial statements (see Note 13 – Segment Reporting for further information).

In December 2023, the FASB issued ASU No. 2023-09, Income Tax (Topic 740): Improvements to Income Tax Disclosures, which amended disclosure requirements for income taxes. The primary changes from this update relate to improvements over income tax disclosures related to the rate reconciliation, income taxes paid and other disclosures. The amendments in this update are effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

Accounting pronouncement not yet adopted
p.	Accounting pronouncement not yet adopted

In November 2024, the Financial Account Standards Board (FASB), issued Accounting Standards Update (ASU) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. ASU 2024-03 is intended to improve disclosures about a public business entity’s expense and provide more detailed information to investors about the types of expenses in commonly presented expense captions. The amendments in this ASU are effective for the Company in fiscal year 2028 on a retrospective basis, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance on its disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update improves disclosures by establishing authoritative guidance on the accounting for government grants received by business entities. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the potential impact of this guidance on its financial statements.

Reclassification of prior year disclosures:
q.	Reclassification of prior year disclosures:

Certain prior years amounts have been reclassified for consistency with the current year disclosures. These reclassifications had no effect on the reported balance sheets, the related statements of comprehensive income (loss), temporary equity and shareholders’ equity (deficit) and cash flows. See Notes 12(a) and 12(b) below.